Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Premises and Equipment	The range of estimated useful lives for premises and equipment are:
Buildings and improvements	10-40 years
Furniture and equipment	2-10 years